Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At December 31, 2019 and 2018, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December 31, 2019	December 31, 2018	Relationship
Huang Xiansheng	25,837	-	Minority shareholder of Shenzhen Yeller

Shenzhen Yeller Investment & Development Co., Ltd	54,433	-	Company owned by President of the Company
	80,270	-

At December 31, 2019 and 2018, the Company owed funds to the following related parties:

	December 31, 2019	December 31, 2018	Relationship

Huang Zhicheng	57,423	51,324	Shareholder
Huang Yusheng	137,791	79,717	President of the Company
	195,214	131,041

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	For the years ended December 31,
	2019	2018

Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	232,238	-
Installation serviced charged by Shenzhen Yeller Investment & Development Co., Ltd	45,351	-
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	285,561	-